Water And Wastewater Rates	12 Months Ended
Dec. 31, 2015
Water And Wastewater Rates [Abstract]
Water And Wastewater Rates

Note 16 – Water and Wastewater Rates

On June 7, 2012, Aqua Pennsylvania reached a settlement agreement in its rate filing with the Pennsylvania Public Utility Commission, which in addition to a water rate increase, provided for a reduction in current income tax expense as a result of the recognition of qualifying income tax benefits upon Aqua Pennsylvania changing its tax accounting method to permit the expensing of qualifying utility asset improvement costs that historically have been capitalized and depreciated for book and tax purposes.  In December 2012, Aqua Pennsylvania implemented this change which resulted in a substantial reduction in income tax expense and greater net income and cash flow, and as a result allowed Aqua Pennsylvania to suspend its water Distribution System Improvement Charges in 2013 and lengthen the amount of time until the next Aqua Pennsylvania rate case is filed.

The Company’s operating subsidiaries were allowed rate increases totaling $3,347 in 2015, $9,886 in 2014, and $9,431 in 2013, represented by four,  twelve, and six rate decisions, respectively.  Revenues from these increases realized in the year of grant were approximately $2,887,  $5,375, and $8,169 in 2015, 2014, and 2013, respectively.

Six states in which the Company operates permit water utilities, and in five states wastewater utilities, to add a surcharge to their water or wastewater bills to offset the additional depreciation and capital costs related to infrastructure system replacement and rehabilitation projects completed and placed into service between base rate filings.  Currently, Pennsylvania, Illinois, Ohio, Indiana, New Jersey, and North Carolina allow for the use of this surcharge.  On December 22, 2014, the North Carolina Utilities Commission granted the first infrastructure surcharge for Aqua North Carolina.  The Attorney General filed an appeal to the State Supreme Court challenging the approval and on August 21, 2015, the State Supreme Court upheld the Commission’s decision granting this surcharge.  The surcharge for infrastructure system replacements and rehabilitations is typically adjusted periodically based on additional qualified capital expenditures completed or anticipated in a future period, is capped as a percentage of base rates, generally at 5% to 12.75%, and is reset to zero when new base rates that reflect the costs of those additions become effective or when a utility’s earnings exceed a regulatory benchmark.  The surcharge for infrastructure system replacements and rehabilitations provided revenues in 2015, 2014, and 2013 of $3,261,  $4,598, and $3,205, respectively.